Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments [Abstract]
Net Realized and Unrealized Investment (Losses) Gains
The components of the net realized and unrealized investment (losses) gains for the years ended December 31, 2018, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	2018	2017	2016
Net realized investment (losses) gains on fixed maturities and short-term investments	$(224,887)	$28,632	$96,994
Net realized investment gains (losses) on equities	14,601	(4,052)	157
Net realized investment gains (losses) on other invested assets	7,136	(3,217)	5,365
Net realized investment gains on funds held–directly managed	1,200	508	1,355
Net realized investment (losses) gains	$(201,950)	$21,871	$103,871
Change in net unrealized investment gains or losses on fixed maturities and short-term investments	$(150,926)	$124,033	$(90,334)
Change in net unrealized investment gains or losses on equities	2,791	60,460	(14,850)
Change in unrealized investment gains or losses on other invested assets	(25,607)	32,790	25,488
Change in net unrealized investment gains or losses on funds held–directly managed	(6,484)	(5,567)	(676)
Net other realized and unrealized investment gains or losses	(1,334)	(1,096)	2,767
Change in net unrealized investment gains or losses	$(181,560)	$210,620	$(77,605)
Impairment loss on investments in real estate	$(6,122)	$—	$—
Net realized and unrealized investment (losses) gains	$(389,632)	$232,491	$26,266

Net investment income
The components of net investment income for the years ended December 31, 2018, 2017 and 2016 were as follows (in thousands of U.S. dollars):

	2018	2017	2016
Fixed maturities	$378,726	$382,676	$395,831
Short-term investments and cash and cash equivalents	13,279	5,363	1,915
Equities	3,499	(12)	4,382
Funds held and other(1)	44,699	29,068	34,161
Funds held–directly managed	4,674	7,742	9,993
Investment expenses	(28,956)	(22,766)	(35,418)
Net investment income	$415,921	$402,071	$410,864

(1) The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g., LIBOR). Interest rates ranged from 0.1% to 7.4%, 0.1% to 7.0% and 0.0% to 5.4% for the years ended December 31, 2018, 2017 and 2016, respectively. The increase in the interest rate range in 2018 and 2017 compared to 2016 relates to the inclusion of one contract from the acquired Aurigen business with a total funds held value of less than $2 million as at December 31, 2018.

Summarized financial information
The summarized balance sheet and income statement of Almacantar is as follows (in thousands of U.S. dollars):

		December 31, 2018	December 31, 2017
Current assets		$1,007,293	$906,085
Noncurrent assets		$1,341,825	$1,877,519
Current liabilities		$577,660	$553,219
Noncurrent liabilities		$357,625	$690,935

	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Revenues	$173,646	$130,333	$24,646
Operating (loss) profit (1)	$(14,562)	$190,613	$(47,082)
Net (loss) income	$(21,038)	$213,241	$(37,059)

(1) Operating profit referred to in the table above includes revenues, cost of sales, and unrealized gains on properties.